Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005529 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000005529 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000005529 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005529 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005529 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005529 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005529 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005529 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005529 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005529 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005529 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005529 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005529 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005529 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005529 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005529 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005529 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000005529 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000005529 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005530 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000005530 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000005530 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005530 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005530 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005530 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005530 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005530 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005530 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005530 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005530 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005530 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005530 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005530 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005530 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005530 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005530 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000005530 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000005530 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005531 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000005531 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000005531 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005531 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005531 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005531 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005531 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005531 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005531 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005531 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005531 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005531 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005531 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005531 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005531 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005531 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005531 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000005531 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000005531 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159679 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000159679 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000159679 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159679 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159679 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159679 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159679 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159679 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159679 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159679 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159679 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000159679 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159679 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159679 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000159679 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159679 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159679 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000159679 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000159679 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219349 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000219349 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000219349 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219349 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219349 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219349 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219349 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219349 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219349 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219349 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219349 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219349 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219349 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000219349 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000219349 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219349 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219349 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000219349 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000219349 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%